                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21329

                                AGILE FUNDS, INC.
                                -----------------
               (Exact name of registrant as specified in charter)

           4909 Pearl East Circle, Suite #300, Boulder, Colorado 80301
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Neal R. Greenberg
                        Tactical Allocation Services, LLC
                       4909 Pearl East Circle, Suite #300
                             Boulder, Colorado 80301
                             -----------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 440-6500
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2004
                                             ----------------

ITEM 1 - REPORTS TO STOCKHOLDERS

[AGILE FUNDS, INC. LOGO]


                                                                   ANNUAL REPORT

                                                                October 31, 2004

                                                              PRESIDENT'S LETTER
                                                                October 31, 2004

[AGILE FUNDS, INC. LOGO]


To our valued shareholders:

The end of the first fiscal year has arrived for the Agile Multi-Strategy Fund. This annual shareholder report contains information from the first day the Fund priced, January 21, 2004 through the fiscal year end of October 31, 2004, a period of just more than nine months.

The Agile Multi-Strategy Fund was created with the objective of achieving consistent absolute, positive returns with low correlation to traditional financial market indices. Given that the Fund is down since inception, that objective has not yet been fully met. But as a reminder, past performance is no guarantee of future performance. While the Fund's total return has been negative, to date the Fund's returns have had low correlation to the S&P 500 Index.

The Fund has exposure to different strategies through the investments made by its adviser and subadviser on behalf of the Fund, including indirectly through the Fund's current investment in the warrant, the strategies primarily responsible for the Fund's performance were the long/short equity and commodity and currency trading strategies. While the Fund benefited from exposure to other strategies, such as event driven, convertible arbitrage and fixed income or interest rate arbitrage, the gains were not sufficient to make up for the declines in the long/short equity and commodity and currency trading strategies. Long/short equity and commodity and currency trading strategies typically make money because of persistency in technical or fundamental factors or market trends. The persistency of these factors and trends degraded earlier this year. Some likely causes of this degradation include the market uncertainties given the war in Iraq, the Presidential election and the jump in oil prices. Each of these uncertainties appear to have played a part in at least temporarily altering the markets in such a way that stocks likely reacted more to news events than to the factors and trends used in the long/short equity and trading strategies.

The portion of the Fund allocated to Battenkill Asset Management, LLC, who, as one of the Fund's Sub-Advisers, was managing a large portion of the Fund in a long/short equity strategy, was moved to cash in late October. As such the annual report shows a large cash holding as of October 31, 2004.

The Adviser anticipates increasing the Fund's exposure to various strategies over the next couple of months. As of the writing of this letter, the Board of Directors, on an interim basis, has approved four new Sub-Advisers to manage the portion of the Fund that was previously managed by Battenkill. These changes will result in further diversification(1) and hopefully enhance performance.

In additional to the possibility of adding additional Sub-Advisers, the Fund has been, and is currently seeking, what is called "exemptive relief" from an important SEC rule(2). The rule generally requires that the Fund's Sub-Advisers can only be added to the Fund with both board and shareholder approval. For shareholder approval, this means having a shareholder meeting and a proxy vote, a process that can take several months. This is obviously far from ideal and we view relief from this rule as essential to the Fund's long-term performance and thus the interests of its shareholders. The application for exemptive relief has been pending with the SEC for over a year now and, although there are no guarantees, we hope that the SEC will respond favorably and promptly to the Fund's request.

I would like to personally thank you for your continued investment in the Agile Multi-Strategy Fund. The Adviser, Sub-Advisers, Officers and Directors are working hard to turn the Fund into something you can be proud to have in your portfolio.

Sincerely,

/s/ Marc Nicolay

Marc Nicolay
President/CEO

Certain portions of this letter may contain a discussion of positions and/or recommendations as of a specific prior date. Due to various factors, including changing market conditions, such discussion may no longer be reflective of current position(s) and/or recommendation(s). No reader should assume that any such discussion serves as the receipt of, or a substitute for, personalized advice from Agile Advisors Inc. or from any other investment professional. Past performance is not indicative of future results. Therefore, no reader should assume that future performance of any specific investment, investment strategy or product made reference to directly or indirectly in this newsletter, will be profitable or equal the corresponding indicated performance level(s). Different types of investments involve varying degrees of risk, and there can be no assurance that any specific investment will either be suitable or profitable for a specific reader's investment portfolio.

(1) Diversification does not eliminate the risk of experiencing investment losses.

(2) Application for an order of Exemption under Section 6(c) of the Investment Company Act of 1940, as amended (the "Act"), from the provisions of Section 15(a) of the Act and Rule 18f-2 thereunder.

                                                                   FUND EXPENSES
                                                                October 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as the 1% fee on redemption of Fund shares made within 60 days of purchase) and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on May 1, 2004 and held until October 31, 2004.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

AGILE MULTI-STRATEGY FUND

                                           BEGINNING         ENDING         EXPENSE PAID
                                         ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
                                            5/1/04          10/31/04     (5/1/04-10/31/04)
------------------------------------------------------------------------------------------
Actual Fund Return                       $    1,000.00   $      934.70     $       25.14
Hypothetical Fund Return                 $    1,000.00   $    1,025.14     $       26.32

* Expenses are equal to the Fund's annualized expense ratio of 5.17%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the half-year period).

PERFORMANCE
October 31, 2004

[CHART]

Comparison of Change in Value of $10,000 Investment in the Agile Multi-Strategy Fund and the Standard & Poor's ("S&P") 500 Index.

                  AGILE MULTI-STRATEGY FUND         S&P 500 INDEX
1/21/2004                         $  10,000             $  10,000
   Jan-04                         $  10,000             $   9,861
   Feb-04                         $  10,010             $   9,998
   Mar-04                         $  10,000             $   9,847
   Apr-04                         $   9,960             $   9,692
   May-04                         $   9,860             $   9,825
   Jun-04                         $   9,820             $  10,016
   Jul-04                         $   9,690             $   9,684
   Aug-04                         $   9,450             $   9,723
   Sep-04                         $   9,420             $   9,828
   Oct-04                         $   9,310             $   9,978

PERFORMANCE                   SINCE INCEPTION    SINCE INCEPTION (ANNUALIZED)
-----------------------------------------------------------------------------
Agile Multi-Strategy Fund         -6.90%                   -8.78%
S&P 500 Index                     -0.22%                   -0.28%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS. WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. TO OBTAIN MOST RECENT MONTH-END PERFORMANCE CALL TOLL FREE 1.866.84.AGILE.

THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMTION OF SHARES.

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index.

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                                October 31, 2004


To the Board of Directors and Shareholders of Agile Multi-Strategy Fund

We have audited the accompanying statement of assets and liabilities of Agile Multi-Strategy Fund (the "Fund"), including the schedule of investments, as of October 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period since commencement of operations (January 21, 2004) to October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Agile Multi-Strategy Fund as of October 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period since commencement of operations (January 21, 2004) to October 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Spicer Jeffries LLP

Greenwood Village, Colorado
November 30, 2004

STATEMENT OF INVESTMENTS
October 31, 2004

                                                              SHARES    MARKET VALUE
MUTUAL FUNDS - 3.95%
   First American Prime Obligations Fund, Class A              1,525   $       1,525
   Northeast Investors Trust                                 242,616       1,863,290
                                                                       -------------

TOTAL MUTUAL FUNDS
     (Cost $1,834,870)                                                     1,864,815
                                                                       -------------

WARRANTS - 16.42%
   Agile Dynamic Fund Linked Warrant                             370       7,758,900
                                                                       -------------

TOTAL WARRANTS
     (Cost $8,766,400)                                                     7,758,900
                                                                       -------------

                                          DISCOUNT         PRINCIPAL
DUE DATE                                  RATE                AMOUNT
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 79.62%
FEDERAL HOME LOAN BANK
   DISCOUNT NOTES
   11/01/04                                  1.540%   $   37,613,000      37,613,000
                                                                       -------------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS
     (Cost $37,613,000)                                                   37,613,000
                                                                       -------------
TOTAL INVESTMENTS - 99.99%
     (Cost $48,214,270)                                                   47,236,715
OTHER ASSETS IN EXCESS
   OF LIABILITIES- 0.01%                                                       6,938
                                                                       -------------
NET ASSETS - 100.00%                                                   $  47,243,653
                                                                       =============

See Notes to Financial Statements.

                                               STATEMENT OF ASSETS & LIABILITIES
                                                                October 31, 2004

                                                   MULTI-STRATEGY FUND
ASSETS
Investments, at value (Cost $48,214,270)             $    47,236,715
Dividends receivable                                           1,820
Interest receivable                                               30
Receivable for portfolio shares sold                          21,131
Receivable for investments sold                            1,018,548
Receivable from administrator                                    177
----------------------------------------------------------------------
   Total Assets                                           48,278,421
----------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                             60,052
Payable for portfolio shares redeemed                        783,475
Dividends payable                                              2,130
Accrued investment advisory fee                               98,430
Accrued operating service fee                                 39,372
Accrued 12b-1 fee                                             36,015
Other payables                                                15,294
----------------------------------------------------------------------
   Total Liabilities                                       1,034,768
----------------------------------------------------------------------
Net Assets                                           $    47,243,653
======================================================================

COMPOSITION OF NET ASSETS:
Paid in capital                                           50,212,248
Accumulated net investment loss                             (954,086)
Accumulated net realized loss on investments
   and securities sold short                              (1,036,954)
Net unrealized depreciation on investments                  (977,555)
----------------------------------------------------------------------
Net Assets                                           $    47,243,653
----------------------------------------------------------------------

NET ASSET VALUE PER SHARE
Net Assets                                           $    47,243,653
Shares of common stock outstanding (300,000,000
   shares authorized at 0.001 par value)                   5,073,919
Net asset value and redemption price per share       $          9.31

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Period January 21, 2004 to October 31, 2004

                                                   MULTI-STRATEGY FUND
INVESTMENT INCOME
Dividends                                            $       169,409
Interest                                                      89,780
----------------------------------------------------------------------
    Total Income                                             259,189
----------------------------------------------------------------------

EXPENSES
Investment advisory fee                                      637,808
Operating service fee                                        255,123
12b-1 fee                                                    255,123
Dividend expense - short sales                               156,257
Miscellaneous                                                 15,307
----------------------------------------------------------------------
    Total Expenses Before Waiver                           1,319,618
Expenses waived by investment adviser                       (106,343)
----------------------------------------------------------------------
    Net Expenses                                           1,213,275
----------------------------------------------------------------------

Net Investment loss                                         (954,086)
----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
    Investment securities                                 (1,050,657)
    Securities sold short                                     13,703
Change in net unrealized appreciation/depreciation
    on investments                                          (977,555)
----------------------------------------------------------------------
Net loss on investments and securities sold short         (2,014,509)
----------------------------------------------------------------------

Net Decrease in Net Assets From Operations           $    (2,968,595)
======================================================================

See Notes to Financial Statements.

                                              STATEMENT OF CHANGES IN NET ASSETS
                             For the Period January 21, 2004 to October 31, 2004

                                                     MULTI-STRATEGY FUND
OPERATIONS
Net investment loss                                    $      (954,086)
Net realized gain (loss) on:
    Investment securities                                   (1,050,657)
    Securities sold short                                       13,703
Change in net unrealized appreciation/depreciation
    on investments                                            (977,555)
------------------------------------------------------------------------
Net decrease in net assets from operations                  (2,968,595)
------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales of shares                               55,892,955
Cost of shares redeemed                                     (5,783,208)
Redemption fees                                                  2,501
------------------------------------------------------------------------
Net increase in net assets from share transactions          50,112,248
------------------------------------------------------------------------

Net Increase in Net Assets                                  47,143,653
------------------------------------------------------------------------

NET ASSETS
Beginning of period                                            100,000
------------------------------------------------------------------------
End of period *                                        $    47,243,653
========================================================================

*Includes accumulated net investment loss of:          $      (954,086)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
For the Period January 21, 2004 to October 31, 2004

                                                             MULTI-STRATEGY FUND
SELECTED PER-SHARE DATA
Net asset value - beginning of period                            $    10.00
--------------------------------------------------------------------------------
Income from investment operations:
     Net investment loss                                              (0.19)
--------------------------------------------------------------------------------
     Net realized and unrealized loss on investments                  (0.50)
--------------------------------------------------------------------------------
     Total from investment operations                                 (0.69)
--------------------------------------------------------------------------------

Net asset value - end of period                                  $     9.31
================================================================================

TOTAL RETURN (2)                                                      (6.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                  $   47,244
Ratio of expenses to average net assets
     (excluding dividends on short sales)                              4.12%(1)
Ratio of expenses to average net assets
     (including dividends on short sales)                              4.73%(1)
Ratio of expenses to average net assets without fee waivers
     (excluding dividends on short sales)                              4.53%(1)
Ratio of expenses to average net assets without fee waivers
     (including dividends on short sales)                              5.14%(1)
Ratio of net investment income to average net assets                  (3.72)%(1)
Ratio of net investment income to average net assets
     without fee waivers                                              (4.13)%(1)
Portfolio turnover rate                                                1014%

(1)  Annualized.

(2) Total returns for less than one year are not annualized. Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 2004

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES Agile Funds, Inc., an open-end registered investment company (the "Company") was organized as a Maryland corporation by Articles of Incorporation dated February 12, 2003. The Company currently offers one series of shares to investors, the Agile Multi-Strategy Fund (the "Fund"). The Fund is a non-diversified series with an investment objective to achieve consistent absolute returns with low correlation to traditional financial market indices. The Fund commenced operations on January 21, 2004. The Articles of Incorporation permit the Directors to create additional funds and classes.

THE FOLLOWING SUMMARIZES THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND. SECURITY VALUATION: The net asset value of Fund shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern
Time), on each day the NYSE is open for business. Each determination will be made by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price; by valuing portfolio securities for which a quote is readily available at the last quoted price; by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Directors, although others may do the actual calculation. The valuation assigned to fair-valued securities for purposes of calculating the Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

FOREIGN SECURITIES: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

INCOME TAXES: The Fund complies with the requirements under Subschapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER: Investment security transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined using the specific identification method for financial reporting and income tax purposes. Income, fees and expenses, and realized and unrealized gains and losses are allocated daily to the Fund's outstanding shares.

2. SHARES OF BENEFICIAL INTEREST On October 31, 2004, there was 300,000,000 shares of $.001 par value common stock authorized for the Fund. Transactions in shares of common stock were as follows:

                                                      MULTI-STRATEGY FUND
   ----------------------------------------------------------------------
                                                      FOR THE PERIOD ENDED
                                                        OCTOBER 31, 2004
   Shares sold                                                5,663,250
   Shares issued as reinvestment of dividends                        --
   Shares redeemed                                             (599,331)
   ---------------------------------------------------------------------
   Net increase in shares                                     5,063,919
   =====================================================================

3. INVESTMENT TRANSACTIONS Purchases and sales of investment securities other than short-term securities, for the period ended October 31, 2004 aggregated $375,508,849 and $363,872,156, respectively.

4. FEDERAL INCOME TAXATION AND DISTRIBUTIONS At October 31, 2004, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                                         MULTI-STRATEGY FUND
     -----------------------------------------------------------------------
     Cost of investments                                  $    48,216,314
     =======================================================================
     Gross unrealized appreciation                        $        29,945
     Gross unrealized depreciation                             (1,009,544)
     -----------------------------------------------------------------------
     Net unrealized depreciation on investments           $      (979,599)
     =======================================================================

As of October 31, 2004, the components of accumulated deficit on a tax basis were as follows:

                                                         MULTI-STRATEGY FUND
     Undistributed ordinary income (loss)                 $      (954,086)
     Net realized capital losses                               (1,034,910)
     Net unrealized depreciation                                 (979,599)
     -----------------------------------------------------------------------
     Total accumulated deficit                            $    (2,968,595)
     =======================================================================

The Fund's federal income tax capital loss carry forwards of $1,034,910 expires in 2011. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

Distributions paid to shareholders are based on the net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to sales of securities within 30 days of purchase, cost of investments sold and net capital losses.

For the fiscal period ending October 31, 2004, the Fund did not have any income or capital gain distributions.

5. INVESTMENT ADVISORY, SUB-ADVISORY AND OPERATING AGREEMENTS Tactical Allocation Services, Inc. ("Tactical") serves as the Fund's investment adviser pursuant an Investment Advisory Agreement with the Trust. As compensation for its services to the Fund, Tactical receives an annual investment advisory fee of 2.5% based on the Fund's average daily net assets. Tactical, in its capacity as adviser has entered into sub-advisory agreements with Battenkill Asset Management and Robert Grey Registered Investment Adviser doing business as Denver Money Manager to manage a portion of the investments of the Fund. Tactical will pay each sub-advisor an annual negotiated fee out of its investment advisory fee received pursuant to the Investment Advisory Agreement.

The Trust has entered into an Operating Services Agreement with Tactical to provide all day to day services to the Fund. The Fund will pay Tactical an annual operating service fee of 1.00% of the Fund's daily net assets.

For the period January 21, 2004 to April 11, 2004, Tactical voluntarily waived the entire investment advisory and operating service fees it was entitled to receive.

6. DISTRIBUTOR The Trustees have adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Fund. Under the plan, ALPS Distributors, Inc. ("ADI"), the Distributor, receives a combined annual rate of 1.00% of the average daily net assets of the Fund, consisting of a 0.75% asset-based sales charge fee and a 0.25% service charge fee. ADI under the distribution and service plan, will pay all or a portion of this fee to financial intermediaries and other third parties including Greenberg and Associates Securities, Inc., an affiliated broker-dealer, as compensation for their ongoing sales support services.

7. AGILE DYNAMIC FUND LINKED WARRANT At October 31, 2004, the Fund was invested in Agile Dynamic Fund Linked Warrants. Each warrant entitles the Fund to receive from Societe Generale Warrants Limited N.V. (the "Issuer"), a cash settlement amount linked to the performance of the Agile Dynamic Fund ("ADF"), a hypothetical reference portfolio selected by Tactical. The warrants will expire, and will be deemed exercised automatically on February 2, 2009.

The investment objective of ADF is to seek capital appreciation over the medium term. Tactical has currently selected a reference portfolio consisting of a diversified basket of alternative investment strategies.

The settlement amount in respect of each warrant is an amount equal to the greater of zero or the product of (a) $100,000, the notional amount of each warrant and (b) the difference between the settlement price and the exercise price.

The settlement price in respect of a warrant is expressed as a percentage of the appreciation or depreciation of the underlying units of ADF. The units are valued on a daily basis on the fair value of ADF's underlying investments. The exercise price, in respect of each warrant, is 75%.

8. SUBSEQUENT EVENTS On November 18, 2004, the Board of Directors determined that it would be in the best interests of the Fund to have the sub-advisory relationship with Battenkill Asset Management, LLC ("Battenkill") terminated and such termination occured effective November 22, 2004. In connection with the termination of Battenkill, the Adviser successively entered into interim sub-advisory agreements with Centaur Capital Partners, L.P., Compass Fund Management, LLC, Brantley Asset Management,LLC and Quantitative Equity Strategies, LLC. The interim sub-advisers are each responsible for managing a portion of the Fund's assets. Each of these interim sub-advisory agreements will terminate on the 150th day following the termination of the contract with Battenkill, which is April 17, 2004. The Fund intends to seek shareholder approval of sub-advisory agreements with each of these sub-advisers before that termination date.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-866-842-4553 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

PROXY VOTING

Fund policies and procedures used in determining how to vote proxies relating to fund securities and a summary of proxies voted by the Fund for the period ended June 30, 2004, are available without a charge, upon request, by contacting Agile Funds at 1.866.842.4553 and on the Commission's website at http://www.sec.gov.

DIRECTORS

The following is a list of the directors and executive officers of the Company and their principal occupations over the last five years. Except for their service on the Company's Board of Directors, the independent directors named below have not held any positions during the past two years with the Fund; any investment company; any investment adviser; any underwriter of the Fund; or any affiliate of the Fund or its investment advisers or underwriters.

INDEPENDENT DIRECTORS

                                POSITION WITH        PRINCIPAL OCCUPATION                         OTHERS
NAME, AGE AND ADDRESS           AGILE FUNDS, INC.    DURING THE PAST 5 YEARS                      DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
GEOFFREY T. PAVLIC (37)         Director             Mr. Pavlic has practiced law since 1995,     None
300 E. Maple Rd.,                                    and is currently an attorney with Pepper
Suite 200                                            Hamilton, LLP
Birmingham, MI  48009

LARRY F. PISCIOTTA (62)         Director             Founder and President of Brakes Plus(R)      None
6911 S. Yosemite Street
Englewood, CO 80012

DANIEL L. SWIRES (49)           Director             Certified Public Accountant with Daniel      None
9830 Isabelle Road                                   L. Swires, CPA
Lafayette, CO 80026

INTERESTED DIRECTORS AND OFFICERS

TIMOTHY BARNETT (31)            Director             Timothy Barnett has served as the Vice       None
4909 Pearl East Circle                               President of the Adviser since January
Suite 300                                            2003. In addition, Mr. Barnett has been
Boulder, CO  80301                                   employed by affiliates of the Adviser
                                                     since 1996.

                                POSITION WITH        PRINCIPAL OCCUPATION                         OTHERS
NAME, AGE AND ADDRESS           AGILE FUNDS, INC.    DURING THE PAST 5 YEARS                      DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
MICHAEL BRADY (35)              Chief Financial      Michael Brady has served as the              None
4909 Pearl East Circle          Officer, Treasurer   President of the Adviser since 1996. Mr.
Suite 300                       and Secretary        Brady has been the President of Agile
Boulder, CO  80301                                   Safety Group, LLC, a registered
                                                     investment adviser, since 2001. In
                                                     addition, Mr. Brady has been a Vice
                                                     President of Greenberg & Associates
                                                     Securities, Inc., an NASD member
                                                     broker/dealer, since 1996.

NEAL R. GREENBERG (49)          Senior Portfolio     Neal R. Greenberg has served as the          None
4909 Pearl East Circle          Manager & Director   Chief Executive Officer of the Adviser
Suite 300                                            and on the Adviser's Board of Directors
Boulder, CO  80301                                   since 1996. In addition, Mr. Greenberg
                                                     has been the President of Greenberg &
                                                     Associates, Inc., a registered
                                                     investment adviser, since 1990. Since
                                                     2001, Mr. Greenberg has been the Chief
                                                     Executive Officer of Agile Safety Group,
                                                     LLC, a registered investment adviser.
                                                     Since 1996, Mr. Greenberg has been the
                                                     President of Greenberg & Associates
                                                     Securities, Inc., an NASD member
                                                     broker/dealer.

MARC NICOLAY (29)               President and Chief  Marc Nicolay has not served in any           None
4909 Pearl East Circle          Executive Officer    executive capacity with the Adviser. Mr.
Suite 300                                            Nicolay has been employed by affiliates
Boulder, CO  80301                                   of the Adviser since 1997.

PAUL RAMER (29)                 Vice President       Paul Ramer has not served in any             None
4909 Pearl East Circle                               executive capacity with the Adviser. Mr.
Suite 300                                            Ramer has been employed by affiliates of
Boulder, CO  80301                                   the Adviser since 1998.

AGILE FUNDS, INC.
P.O. Box 1355
Denver, CO 80201-1355
1.866.84.AGILE
(866.842.4453)


This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

This material must be accompanied or preceded by a current prospectus. Please read it carefully before investing.

For more information, please call 1.866.842.4453.

ALPS DISTRIBUTORS, INC., distributor

ITEM 2 - CODE OF ETHICS

     (a) Agile Funds, Inc. (the "Registrant") has adopted a code of ethics ("Code"), as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer, regardless of whether these individuals are employed by the Registrant or a third party.

     (b)  No information need be disclosed pursuant to this paragraph.

     (c) The Registrant has not made any amendments to its Code during the covered period.

     (d)  Not applicable.

     (e)  Not applicable.

     (f)  (1)  The Fund's Code of Ethics is attached hereto as Ex99.CODE.

          (2)  Not applicable.

          (3) A copy of the Code is available free of charge upon request by writing to Agile Funds, Inc., P.O. Box 1355, Denver, Colorado 80201-1355.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Directors has determined that one member of Agile Funds' Audit Committee, Mr. Daniel L. Swires, is an "audit committee financial expert," as defined in Item 3 to Form N-CSR. The Board of Directors also determined that Mr. Swires is "independent" under the standards set forth in
Item 3 to Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Directors in the absence of such designation or identification.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

     (a), (b), (c), (d), and (g). The Registrant has engaged its principal accountants, Spicer Jeffries LLP ("Spicer Jeffries") to perform audit services and tax services during the past two fiscal years. The following table details the aggregate fees billed (or to be billed) since commencement of the Registrant's operations.

             FISCAL YEAR ENDED 10/31/04      REGISTRANT      COVERED ENTITIES(1)
             --------------------------      ----------      -------------------
             Audit Fees(2)                   $  15,000       $    6,000
             Tax Fees(3)                     $   2,000       $        0

FOOTNOTES

     (1) Covered Entities include Tactical Allocation Services, LLC ("Tactical"), investment adviser to the Registrant, as well as Tactical's affiliated entities.

     (2) "Audit Fees" represents fees for performing an audit of the Registrant's annual financial statements or services that are normally provided by the independent accountants in connection with statutory and regulatory filings.

     (3) "Tax Fees" represent fees for professional services provided by the independent accountants in connection with tax compliance, tax advice, and tax planning.

          (e)(1) The Audit Committee of the Registrant's Board of Trustees ("Board") is required to review and pre-approve any engagement of the registered independent public accounting firm, including fees and compensation to be paid to the registered independent public accounting firm, to provide any audit and any non-audit services to the Registrant and any non-audit services to the Covered Entities, if the engagement relates directly to the operations and financial reporting of the Registrant, as provided in Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee Chair has the authority to grant pre-approval and may delegate this authority to one or more Audit Committee members who are independent directors as defined in Section 10A(i) of the Securities and Exchange Act of 1934, as amended. All such delegated pre-approvals will be reported to the Audit Committee no later than the next Audit Committee meeting.

          (e)(2) 100% of the services required to be approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were so approved.

          (f) All of the principal accountants' hours spent on auditing the Registrant's financial statements were attributed to work performed by full-time permanent employees of the independent accountants.

          (h) Non-audit services were not provided by the independent accountants to any of the Covered Entities during this period.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

          Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not applicable.

ITEM 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

          Not applicable.

ITEM 9 - SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

          On August 20, 2004, the Registrant's Board adopted Shareholder Nomination procedures pursuant to which shareholders who wish to recommend nominees for consideration as directors shall submit the names and basic qualifications of the nominees to the Secretary of the Registrant by writing to the Registrant, c/o Secretary, 4909 Pearl East Circle, Suite #300, Boulder, Colorado 80301.

ITEM 10 - CONTROLS AND PROCEDURES

          (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

          (b) There was no change in the Registrant's internal control over financial reporting during Registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

          (a)(1) Not applicable to semi-annual report.

          (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

          (a)(3) Not applicable.

          (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of
                 Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            AGILE FUNDS, INC.

                                            By:   /s/ Marc Nicolay
                                                  -------------
                                                  Marc Nicolay
                                                  President

                                            Date: January 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            By:   /s/ Marc Nicolay
                                                  -------------
                                                  Marc Nicolay
                                                  President

                                            Date: January 7, 2005

                                            By:   /s/ Michael P. Brady
                                                  -------------
                                                  Michael P. Brady
                                                  Treasurer

                                            Date: January 7, 2005